Capital and financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Capital and financial risk management
Schedule of capital structure of the Group

	2024 £m	2023 £m
Cash and cash equivalents	2,250	1,044
Short-term borrowings	(1,487)	(656)
Long-term borrowings	(8,640)	(8,800)
Derivative financial assets associated with long-term borrowings	–	69
Derivative financial liabilities associated with long-term borrowings	(68)	(169)
Total equity	16,224	16,729
Total capital	8,279	8,217

Schedule of credit ratings of counterparties

	AAA/Aaa £m	AA/Aa £m	A/A £m	BBB/Baa £m	BB+/Ba1 and below or unrated £m	Total £m
2024
Bank balances and deposits	–	1	1,658	10	27	1,696
Money market funds	554	–	–	–	–	554
Government securities	–	–	–	–	–	–
Cash and cash equivalents	554	1	1,658	10	27	2,250
Derivative financial instruments	–	14	116	–	–	130
Total	554	15	1,774	10	27	2,380

2023
Bank balances and deposits	22	2	229	248	84	585
Money market funds	93	363	–	–	–	456
Cash and cash equivalents	115	365	229	248	84	1,041
Government securities	–	–	–	–	3	3
Derivative financial instruments	–	2	87	–	–	89
Total	115	367	316	248	87	1,133

Schedule of derivative financial instruments

	2024			2023
	Notional amount £m	Fair value of assets £m	Fair value of liabilities £m	Notional amount £m	Fair value of assets £m	Fair value of liabilities £m
Non-current
Fair value hedges – interest rate swap contracts	2,445	–	(63)	3,210	–	(109)
Net investment hedges – cross currency interest rate swaps	–	–	–	910	44	–
Cash flow hedges – foreign exchange contracts	175	–	(2)	–	–	–
Current
Fair value hedges – interest rate swap contracts	1,396	–	(18)	–	–	–
Net investment hedges – cross currency interest rate swaps	910	61	–	–	–	–
Net investment hedges – foreign exchange contracts	1,149	39	(20)	1,140	5	(3)
Cash flow hedges – foreign exchange contracts	538	13	(17)	437	14	(5)
Derivatives designated and effective as hedging instruments	6,613	113	(120)	5,697	63	(117)

Non-current
Cross currency interest rate swap contracts	499	–	(5)	1,409	20	(40)
Current
Cross currency interest rate swap contracts	910	–	(31)	–	–	–
Foreign exchange contracts	2,032	17	(4)	2,116	5	(33)
Derivatives classified as held for trading	3,441	17	(40)	3,525	25	(73)
Total derivative instruments	10,054	130	(160)	9,222	88	(190)

Schedule of hedging instruments

	Average strike price	Notional principal value £m	Change in fair value for recognising hedge ineffectiveness £m	Carrying value assets/ (liabilities) £m
2024
Cash flow hedges
Below 10 years
FX forward contracts/FX swaps	N/A	538	(4)	(4)
Fair value hedges
Below 10 years
EUR IRS	2.0%	1,328	(20)	(20)
USD IRS	3.4%	2,512	(61)	(61)
Net investment hedges
Below 10 years
EUR FX Swaps/forwards	1.2	384	8	8
CNH FX Swaps/forwards	9.0	716	(6)	(6)
AUD FX Swaps/forwards	2.0	81	3	3
CAD FX Swaps/forwards	1.6	96	11	11
TWD FX Swaps/forwards	40.1	47	1	1
CNH CCIRS	8.6	910	61	61
EUR Bonds	N/A	2,076	77	(2,062)

2023
Cash flow hedges
Below 10 years
FX forward contracts/FX swaps	N/A	437	8	8
Fair value hedges
Below 10 years
EUR IRS	1.3%	739	(35)	(35)
USD IRS	3.4%	2,471	(74)	(74)
Net investment hedges
Below 10 years
EUR FX swaps	1.1	631	1	1
CNH CCIRS	8.6	910	44	44
CNH FX swaps/forward	9.0	510	1	1
EUR bonds	N/A	869	18	(858)
10-30 years
EUR bonds	N/A	652	13	(646)

Schedule of hedged items

	2024				2023
	Carrying amount £m	Accumulated fair value adjustments[1] £m	Change in value for calculating hedge ineffectiveness £m	Balance in cash flow hedge reserve[2] £m	Carrying amount £m	Accumulated fair value adjustments[1] £m	Change in value for calculating hedge ineffectiveness £m	Balance in cash flow hedge reserve[2] £m
Cash flow hedges
Pre-hedging of long-term interest rate	–	–	–	(114)	–	–	–	(133)
Transactional FX forecast exposure[3]	538	–	–	1	437	–	–	(7)
Fair value hedges
Bonds[4]	(3,188)	81	81	–	(3,131)	109	109	–
Net investment hedges
Net assets in foreign currency[5]	4,310	(155)	(155)	–	3,571	(77)	(77)	–

1	Accumulated fair value adjustments on the hedged items included in the carrying amount of the hedged item.
2	Balance in cash flow hedge reserve for continued transactional FX forecast hedges and discontinued hedges net of tax.
3	In 2023 the Group established a programme to hedge forecast transactional foreign exchange exposure.
4	The difference in change in value for calculating hedge ineffectiveness between derivatives and bonds is due to upfront cash receipt on derivatives and hedge ineffectiveness.
5	Relates to net investment hedges which is part of the translation reserve in equity.

Schedule of details the effectiveness of the hedging relationships and the amounts reclassified from the hedging reserve to the income statement under finance income or expense:

	Hedging gains/(losses) in other comprehensive income £m	Hedge ineffectiveness in profit or loss £m	Hedged future cash flows no longer expected to occur £m	As hedged item affects profit or loss £m
2024
Cash flow hedges
Transactional FX hedge	9	–	–	11
Pre-hedging of long-term interest rates
Below 10 years	138	–	–	20
10-30 years	23	–	–	2

2023
Cash flow hedges
Transactional FX hedge	9	–	–	2
Pre-hedging of long-term interest rates
Below 10 years	158	–	–	19
10-30 years	29	–	–	3

Schedule of carrying amounts and fair values of financial assets and liabilities

	2024		2023
	Carrying value £m	Fair value £m	Carrying value £m	Fair value £m
Financial assets at fair value through other comprehensive income:
Unlisted equity investments	82	82	–	–
Financial assets measured at amortised cost:
Cash and cash equivalents	1,696	1,696	588	588
Trade and other receivables and certain other non-current assets	1,796	1,796	1,595	1,595
Financial assets mandatorily measured at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	17	17	25	25
Cash and cash equivalents (money market funds)	554	554	456	456
Derivatives designated and effective as hedging instruments
Cash flow hedge	13	13	14	14
Net investment hedge	100	100	49	49
Total financial assets	4,258	4,258	2,727	2,727
Financial liabilities measured at amortised cost:
Short-term loans and overdrafts	(43)	(43)	(60)	(60)
Other bonds	(4,397)	(4,006)	(4,601)	(4,301)
Long-term loans	(290)	(290)	–	–
Non-voting preference shares	(25)	(25)	(25)	(25)
Trade and other payables and certain other non-current liabilities in scope of IFRS 9	(3,470)	(3,470)	(3,123)	(3,123)
Bonds in a designated hedge relationship	(5,249)	(5,108)	(4,634)	(4,474)
Financial liabilities mandatorily measured at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	(40)	(40)	(73)	(73)
Derivatives designated and effective as hedging instruments
Fair value hedge	(81)	(81)	(109)	(109)
Cash flow hedge	(17)	(17)	(5)	(5)
Net investment hedge	(22)	(22)	(3)	(3)
Total financial liabilities	(13,634)	(13,102)	(12,633)	(12,173)
Net financial assets and financial liabilities	(9,376)	(8,844)	(9,906)	(9,446)

Schedule of financial instruments held at fair value by fair value hierarchy

At 31 December 2024	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Financial assets at fair value through other comprehensive income:
Unlisted equity investments	–	–	82	82
Financial assets at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	–	17	–	17
Cash and cash equivalents (money market funds)	554	–	–	554
Derivatives designated and effective as hedging instruments:
Cash flow hedge	–	13	–	13
Net investment hedge	–	100	–	100
Total financial assets	554	130	82	766
Financial liabilities at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	–	(40)	–	(40)
Derivatives designated and effective as hedging instruments
Fair value hedge	–	(81)	–	(81)
Cash flow hedge	–	(17)	–	(17)
Net investment hedge	–	(22)	–	(22)
Total financial liabilities	–	(160)	–	(160)

At 31 December 2023	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Financial assets at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	–	25	–	25
Cash and cash equivalents (money market funds)	456	–	–	456
Derivatives designated and effective as hedging instruments:
Cash flow hedge	–	14	–	14
Net investment hedge	–	49	–	49
Total financial assets	456	88	–	544

Financial liabilities at fair value through profit or loss:
Held for trading derivatives that are not in a designated and effective hedging relationship	–	(73)	–	(73)
Derivatives designated and effective as hedging instruments
Fair value hedge	–	(109)	–	(109)
Cash flow hedge	–	(5)	–	(5)
Net investment hedge	–	(3)	–	(3)
Total financial liabilities	–	(190)	–	(190)

Schedule of financial and non financial assets

	At 31 December 2024			At 31 December 2023
	Financial instruments £m	Non-financial instruments £m	Total £m	Financial instruments £m	Non-financial instruments £m	Total £m
Trade and other receivables (Note 16)	1,780	275	2,055	1,567	289	1,856
Other non-current assets (Note 16)	16	55	71	28	86	114
Total	1,796	330	2,126	1,595	375	1,970

Schedule of financial and non financial liabilities

	At 31 December 2024			At 31 December 2023
	Financial instruments £m	Non-financial instruments £m	Total £m	Financial instruments £m	Non-financial instruments £m	Total £m
Trade and other payables (Note 18)	(3,268)	(437)	(3,705)	(3,064)	(462)	(3,526)
Other financial liability (Note 27)	(177)	–	(177)	–	–	–
Provisions (Note 21)	(5)	(170)	(175)	(11)	(158)	(169)
Other non-current liabilities	(20)	(8)	(28)	(48)	(5)	(53)
Total	(3,470)	(615)	(4,085)	(3,123)	(625)	(3,748)

Schedule of offsetting of financial assets and liabilities

At 31 December 2024	Gross financial assets/ (liabilities) £m	Gross financial assets/ (liabilities) set off £m	Net financial assets/ (liabilities) per balance sheet £m	Related amounts not offset £m	Net amount £m
Financial assets
Derivative financial assets	130	–	130	(90)	40
Financial liabilities
Derivative financial liabilities	(160)	–	(160)	90	(70)

At 31 December 2023
Financial assets
Derivative financial assets	88	–	88	(68)	20
Financial liabilities
Derivative financial liabilities	(190)	–	(190)	68	(122)

Schedule of foreign exchange sensitivity income impact.

	2024 (Decrease)/increase in income £m	2023 (Decrease)/increase in income £m
10 cent appreciation of the US Dollar	2	–
10 cent depreciation of the US Dollar	(2)	–
10 cent appreciation of the Euro	1	3
10 cent depreciation of the Euro	–	(2)

Schedule of foreign exchange sensitivity equity impact.

	2024 (Decrease)/increase in equity £m	2023 (Decrease)/increase in equity £m
10 cent appreciation of the CNY	(17)	(17)
10 cent depreciation of the CNY	17	16
10 cent appreciation of the Euro	(189)	(210)
10 cent depreciation of the Euro	160	177
10 cent appreciation of the US Dollar	(6)	(5)
10 cent depreciation of the US Dollar	5	4

Schedule of interest rate sensitivity income impact.

	2024 Increase/(decrease) in income £m	2023 Increase/(decrease) in income £m
1% (100 basis points) increase in Pound Sterling interest rates	13	17
1% (100 basis points) increase in US Dollar interest rates	(17)	(43)
1% (100 basis points) increase in Euro interest rates	(8)	(19)

Schedule of anticipated contractual cash flows including interest payable

At 31 December 2024	Borrowings £m	Interest on borrowings £m	Lease liabilities £m	Interest on lease liabilities £m	Trade payables and other liabilities not in net debt £m	Total £m
Due in less than one year	1,437	270	50	3	3,485	5,245
Between one and two years	694	253	36	2	8	993
Between two and three years	1,587	209	19	1	1	1,817
Between three and four years	919	190	9	–	–	1,118
Between four and five years	1,075	149	6	–	–	1,230
After five years	4,267	1,072	3	–	–	5,342
Gross contractual cash flows	9,979	2,143	123	6	3,494	15,745

At 31 December 2023
Due in less than one year	608	275	48	22	3,110	4,063
Between one and two years	1,336	236	36	5	13	1,626
Between two and three years	707	220	25	2	–	954
Between three and four years	1,561	176	14	1	–	1,752
Between four and five years	299	163	7	–	–	469
After five years	4,783	1,143	7	–	–	5,933
Gross contractual cash flows	9,294	2,213	137	30	3,123	14,797

Schedule of analysis of the anticipated contractual cash flows using undiscounted cash flows

	2024		2023
	Receivables £m	Payables £m	Receivables £m	Payables £m
Foreign exchange contracts
Due in less than one year	8,912	(8,873)	6,171	(6,180)
Between one and two years	103	(100)	–	–
Between two and three years	110	(104)	–	–
Interest rate swap contracts
Due in less than one year	3,302	(3,330)	216	(289)
Between one and two years	1,242	(1,242)	3,274	(3,326)
Between two and three years	341	(347)	1,332	(1,294)
Between three and four years	620	(625)	349	(347)
Between four and five years	223	(227)	30	(29)
After five years	458	(468)	862	(864)
Gross contractual cash flows	15,311	(15,316)	12,234	(12,329)